Capital Stock (Details Narrative) - shares	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Common shares, authorized	Unlimited	Unlimited
Common shares, issued	33,092,665	23,678,105
Common shares, outstanding	33,092,665	23,678,105
Officers and Directors
Noncontrolling interest, ownership percentage by noncontrolling owners	1.70%	2.40%